Revenue (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Schedule of revenues disaggregated by revenue source, geography and timing of revenue recognition

The following table summarizes the Company’s revenues disaggregated by revenue source, geography (based on the Company’s business locations,) and timing of revenue recognition (in thousands):

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2022	2021	2022	2021
		As restated		As restated
Geographic Markets
Malaysia	$33	$40	$50	$47
USA	14,372	25,014	26,132	51,889
PRC	15,647	5,074	28,882	8,130
Italy	4,150	—	4,529	—
Total	$34,202	$30,128	$59,593	$60,066

Product or Service
Electric vehicles products	$23,577	$5,274	$38,200	8,304
Electric vehicles services	74	75	157	108
Charging, batteries and powertrain products	956	1,683	1,210	3,168
Charging, batteries and powertrain services	338	617	790	756
Title and escrow services	9,171	22,069	19,096	46,909
Digital advertising services and other	—	34	—	231
Fund raising services	7	—	7	—
Other revenue	79	376	133	590
Total	$34,202	$30,128	$59,593	$60,066

Timing of Revenue Recognition
Products and services transferred at a point in time	$33,783	$29,059	$58,639	$58,611
Services provided over time	419	1,069	954	1,455
Total	$34,202	$30,128	$59,593	$60,066

The following table summarizes the Company’s revenues disaggregated by revenue source, geography (based on the Company’s business locations), and timing of revenue recognition (in thousands):

	Year Ended
	December 31,	December 31,	December 31,
	2021	2020	2019
Geographic Markets
Malaysia	$65	$83	$—
USA	84,303	1,631	41,873
PRC	29,712	25,045	2,693
Total	$114,080	$26,759	$44,566

Product or Service
Digital asset management services	$—	$—	$40,700
Digital advertising services and other	231	1,631	1,173
Title and escrow services	72,686	—	—
Electric vehicle products	31,123	19,462	—
Electric vehicle services	204	—	2,693
Combustion engine vehicles	—	5,160	—
Charging, battery and powertrain products	5,886	506	—
Charging, battery and powertrain services	2,645	—	—
Other revenue	1,305	—	—
Total	$114,080	$26,759	$44,566

Timing of Revenue Recognition
Products and services transferred at a point in time	$110,079	$26,729	$3,866
Products and services provided over time	4,001	30	40,700
Total	$114,080	$26,759	$44,566